Summary of Significant Accounting Policies (Details) - Schedule of operations includes a presentation of income (loss) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Class A Common Stock [Member]
Net income available to Class A common stockholders:
Income on trust account	$ 19,000	$ 79,000
Less: Income and franchise taxes to the extent of income	(19,000)	(79,000)
Net income attributable to Class A common stockholders
Class B Common Stock [Member]
Net income available to Class B common stockholders:
Net loss	(4,082,000)	(11,912,000)	(2,000)
Net (loss) attributable to Class B common stockholders	$ (4,082,000)	$ (11,912,000)	$ (2,000)